Common Stock and Stock Plans, Director Awards (Details) - Director [Member] - Options granted prior to 2011 [Member] - Long Term Incentive Compensation Plans Award [Member]	12 Months Ended
Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	12 months
Award expiration period	10 years